Discontinued Operations - Summary of Results of Operations and Cash Flows of Discontinued Operations (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Operating expenses:
Net income/(loss) from discontinued operations		¥ (62,366)		¥ 54,242
Net cash provided by discontinued operating activities		186		41,080
Net cash (used in)/provided by discontinued investing activities		265,753		(80,352)
Net cash used in discontinued financing activities				(144,100)
Yitian Xindong
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Revenues		69,917	[1]	203,281
Cost of revenues		(33,875)	[1]	(84,972)
Gross profit		36,042	[1]	118,309
Operating expenses:
Sales and marketing expenses		(29,377)	[1]	(74,011)
General and administrative expenses		(6,539)	[1]	(29,741)
Technology and product development expenses		(9,664)	[1]	(26,016)
Goodwill impairment	[1]	(39,352)
Changes in fair value of financial assets-contingent returnable consideration				62,051
Total operating expenses		(84,932)	[1]	(67,717)
Income/(loss) from operations		(48,890)	[1]	50,592
Interest income, net		270	[1]	597
Loss from disposal of discontinued operations	[1]	(14,678)
Others, net		569	[1]	1,344
Income/(loss) before tax		(62,729)	[1]	52,533
Income tax benefit		363	[1]	1,709
Net income/(loss) from discontinued operations		(62,366)	[1]	54,242
Net cash provided by discontinued operating activities		186	[1]	41,080
Net cash (used in)/provided by discontinued investing activities		¥ 265,753	[1]	(80,352)
Net cash used in discontinued financing activities				¥ (144,100)

[1]	The results of operations and cash flows of discontinued operations included those of the discontinued operations from January 1, 2020 to May 18, 2020.